Borrowings Under Credit Facilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Borrowings Under Credit Facilities [Abstract]
Borrowings Under Credit Facilities

4. BORROWINGS UNDER CREDIT FACILITIES

At March 31, 2012, we had a $2.0 billion secured revolving credit facility, expiring in October 2016, to be used for working capital and general corporate purposes, issuances of letters of credit and support for any commercial paper issuances. We may request increases in our borrowing capacity in increments of not less than $100 million, not to exceed $500 million in the aggregate, provided certain conditions are met, including lender approval. We have the option of requesting up to two additional one-year extensions, with such extensions subject to certain conditions and lender approval. Borrowings are classified as short-term on the balance sheet.

Borrowings under the revolving credit facility are secured equally and ratably with all of our other secured indebtedness by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity. The property is mortgaged under the Deed of Trust.

At March 31, 2012, we had outstanding borrowings under the revolving credit facility totaling $738 million with an interest rate of 1.37% and outstanding letters of credit totaling $6 million. At December 31, 2011, we had outstanding borrowings under the revolving credit facility totaling $392 million with an interest rate of 1.40% and outstanding letters of credit totaling $6 million. At March 31, 2012, all outstanding borrowings bore interest at LIBOR plus 1.125%, letters of credit bore interest at 1.125%, and a facility fee was payable on the unfunded commitments under the facility, each based on our current credit ratings. Amounts borrowed under the facility, once repaid, can be borrowed again from time to time.

Subject to the limitations described below, borrowing capacity available under the credit facility at March 31, 2012 and December 31, 2011 was $1.256 billion and $1.602 billion, respectively. Generally, our indentures and revolving credit facility limit the incurrence of other secured indebtedness except for indebtedness secured equally and ratably with the indentures and revolving credit facility and certain permitted exceptions. As described further in Note 7 to Financial Statements included in our 2011 Form 10-K, the Deed of Trust permits us to secure indebtedness (including borrowings under our revolving credit facility) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent. At March 31, 2012, the available bond credits were approximately $1.289 billion and the amount of additional potential indebtedness that could be secured by property additions, subject to a certification process, was $1.135 billion. At March 31, 2012, the available borrowing capacity of the revolving credit facility could be fully drawn. See Note 6 to Financial Statements included in our 2011 Form 10-K for additional information.

6. BORROWINGS UNDER CREDIT FACILITIES

In August 2011, we amended our $2.0 billion secured revolving credit facility to terminate the commitment of a subsidiary of Lehman Brothers Holdings Inc., a lender under the revolving credit facility, which had filed for bankruptcy and had an approximately $122 million unfunded commitment (net of approximately $10 million of its commitment funded under the revolving credit facility). In October 2011, we amended and restated our secured revolving credit facility (revolving credit facility). The revolving credit facility provides for up to $2.0 billion aggregate principal amount of borrowings. We may request increases of up to $500 million, in $100 million increments, provided certain conditions are met, including lender approval. The revolving credit facility has a five-year term expiring in October 2016. We have the option of requesting up to two additional one-year extensions, with such extensions subject to certain conditions and lender approval.

The revolving credit facility may be used for working capital and general corporate purposes, issuances of letters of credit and support for any commercial paper issuances. At December 31, 2011, we had outstanding borrowings under the revolving credit facility totaling $392 million with an interest rate of 1.40% and outstanding letters of credit totaling $6 million. At December 31, 2010, we had outstanding borrowings under the revolving credit facility totaling $377 million with an interest rate of 0.53% and outstanding letters of credit totaling $6 million. All outstanding borrowings at December 31, 2011, bore interest at LIBOR plus 1.125%, letters of credit bore interest at 1.125%, and a facility fee was payable on the unfunded commitments under the facility, each based on our current credit ratings. Amounts borrowed under the facility, once repaid, can be borrowed again from time to time. Borrowings are classified as short-term on the balance sheet.

Subject to the limitations described below, borrowing capacity available under the revolving credit facility at December 31, 2011 and December 31, 2010 was $1.602 billion and $1.495 billion, respectively. The availability at December 31, 2010 excluded $122 million of unfunded commitments from a subsidiary of Lehman Brothers Holdings Inc. that filed for bankruptcy under Chapter 11 of the US Bankruptcy Code.

Borrowings under the revolving credit facility are secured equally and ratably with all of our other secured indebtedness by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity, which property is mortgaged under the Deed of Trust. Generally, our indentures and revolving credit facility limit the incurrence of other secured indebtedness except for indebtedness secured equally and ratably with the indentures and revolving credit facility and certain permitted exceptions. As described further in Note 7, the Deed of Trust permits us to secure indebtedness (including borrowings under our revolving credit facility) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent. At December 31, 2011, the revolving credit facility could be fully drawn.

Loans under the revolving credit facility bear interest at per annum rates equal to, at our option, (i) LIBOR plus a spread ranging from 1.00% to 1.75% depending on certain credit ratings assigned to our senior secured non-credit enhanced long-term debt or (ii) an alternate base rate (the highest of (1) the prime rate of JPMorgan Chase, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1%) plus a spread ranging from 0.00% to 0.75%, depending on certain credit ratings assigned to our senior secured non-credit enhanced long-term debt. Based on our ratings as of December 31, 2011, our LIBOR-based borrowings bear interest at LIBOR plus 1.125%.

An unused commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate per annum equal to 0.100% to 0.275% (such spread depending on certain credit ratings assigned to our senior secured debt) of the daily unused commitments under the revolving credit facility. Based on our ratings as of December 31, 2011, our unused commitment fee is 0.125%. Letter of credit fees on the stated amount of letters of credit issued under the revolving credit facility are payable to the lenders quarterly in arrears and upon termination at a rate per annum equal to the spread over adjusted LIBOR. Customary fronting and administrative fees are also payable to letter of credit fronting banks.

The revolving credit facility contains customary covenants for facilities of this type, restricting, subject to certain exceptions, us and our subsidiaries from, among other things: incurring additional liens; entering into mergers and consolidations; and sales of substantial assets. In addition, the revolving credit facility requires that we maintain a consolidated senior debt to capitalization ratio of no greater than 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants. At December 31, 2011, we were in compliance with these covenants.

The revolving credit facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control that are not permitted transactions, cross-default provisions in the event we or any of our subsidiaries (other than Bondco) defaults on indebtedness in a principal amount in excess of $100 million or receives judgments for the payment of money in excess of $50 million that are not discharged within 60 days.